Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets

	December 31, 2020
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	161,643	36,953	124,690
Software development costs	27,520	25,720	1,800
Acquired customer relationships	8,435	2,677	5,758
Purchased software	6,973	6,773	200
Other intangible assets	4,351	1,123	3,228
	208,922	73,246	135,676

	December 31, 2019
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	161,643	17,332	144,311
Software development costs	27,489	16,690	10,799
Acquired customer relationships	8,435	1,016	7,419
Purchased software	6,973	5,639	1,334
Other intangible assets	4,120	701	3,419
	208,660	41,378	167,282
Amortization expense related to the capitalized internally developed software was $9,030 and $7,464 for the years ended December 31, 2020 and 2019, respectively, and is included in cost of revenues, sales and marketing and general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss).
The following table illustrates the classification of amortization expense related to intangible assets in the consolidated statements of operations and comprehensive income (loss):

	Years ended
	December 31, 2020 $	December 31, 2019 $
Cost of revenues	28,885	17,535
Sales and marketing	2,184	998
Research and development	273	266
General and administrative	526	73
	31,868	18,872

Estimated future amortization expense related to intangible assets, as at December 31, 2020 is as follows:

Fiscal Year	Amount $
2021	20,816
2022	18,088
2023	17,716
2024	17,384
2025	16,186
Thereafter	45,486
Total	135,676